CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Series C	Series C-1	Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Dec. 31, 2010	$ 10,982			$ 19,723	$ 7	$ 128	$ (1)	$ (8,875)
Balance (in shares) at Dec. 31, 2010				15,430,227	7,525,852
Increase (Decrease) in Stockholders' Equity
Issuance of stock, net of issuance costs	6,501	6,501
Issuance of stock, net of issuance costs (in shares)		1,116,030
Issuance of common stock upon exercises of employee stock options, net of repurchases	72					72
Issuance of common stock upon exercises of employee stock options, net of repurchases (in shares)					333,104
Issuance of restricted common stock	54					54
Issuance of restricted common stock (in shares)					68,815
Stock-based compensation	110					110
Foreign currency translation adjustment	(6)						(6)
Net loss	(4,325)							(4,325)
Balance at Dec. 31, 2011	13,388			26,224	7	364	(7)	(13,200)
Balance (in shares) at Dec. 31, 2011				16,546,257	7,927,771
Increase (Decrease) in Stockholders' Equity
Issuance of stock, net of issuance costs	34,393		34,393
Issuance of stock, net of issuance costs (in shares)			2,932,675
Issuance of common stock upon exercises of employee stock options, net of repurchases	181				1	180
Issuance of common stock upon exercises of employee stock options, net of repurchases (in shares)					738,699
Issuance of restricted common stock	33					33
Issuance of restricted common stock (in shares)					13,571
Stock-based compensation	3,288					3,288
Foreign currency translation adjustment	(77)						(77)
Net loss	(10,343)							(10,343)
Balance at Dec. 31, 2012	40,863			60,617	8	3,865	(84)	(23,543)
Balance (in shares) at Dec. 31, 2012				19,478,932	8,680,041
Increase (Decrease) in Stockholders' Equity
Issuance of stock, net of issuance costs	103,144				4	103,140
Issuance of stock, net of issuance costs (in shares)					4,000,000
Issuance of common stock upon exercises of employee stock options, net of repurchases	438				1	437
Issuance of common stock upon exercises of employee stock options, net of repurchases (in shares)					382,281
Conversion of convertible preferred stock to common stock				(60,617)	19	60,598
Conversion of convertible preferred stock to common stock (in shares)				(19,478,932)	19,478,932
Conversion of convertible preferred stock warrants to common stock	7,580				1	7,579
Conversion of convertible preferred stock warrants to common stock (in shares)					266,530
Stock-based compensation	6,713					6,713
Foreign currency translation adjustment	(17)						(17)
Net loss	(18,771)							(18,771)
Balance at Sep. 30, 2013	$ 139,950				$ 33	$ 182,332	$ (101)	$ (42,314)
Balance (in shares) at Sep. 30, 2013					32,807,784